Share-based payments - Virtual share option program 2016 (Cash-settled) (Details) € in Thousands	1 Months Ended
Jul. 31, 2020 EUR (€)
Virtual share option program 2016 (Cash-settled)
Share-based payments
Payments for settlement of stock options	€ 2,768